Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41115
Entity Registrant Name	GENENTA SCIENCE S.P.A.
Entity Central Index Key	0001838716
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132